First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 122.0%
	Aerospace & Defense – 2.5%
827,061	BAE Systems PLC (a) (b)	$5,136,474
	Auto Components – 2.4%
45,459	Cie Generale des Etablissements Michelin SCA (a) (b)	4,879,913
	Banks – 4.4%
111,666	BAWAG Group AG (a) (b) (c) (d) (e)	4,037,241
39,375	BNP Paribas S.A. (a) (b) (c)	1,424,373
482,760	ING Groep N.V. (a) (b) (c)	3,445,394
		8,907,008
	Beverages – 1.5%
123,053	Coca-Cola HBC AG (a) (b)	3,038,528
	Building Products – 2.8%
134,570	Cie de Saint-Gobain (a) (b) (c)	5,636,758
	Capital Markets – 2.1%
176,214	St. James’s Place PLC (a) (b)	2,119,924
197,086	UBS Group AG (a) (b)	2,202,023
		4,321,947
	Commercial Services & Supplies – 1.7%
630,522	Babcock International Group PLC (a) (b)	2,033,741
1,763,586	Prosegur Cash S.A. (a) (b) (d) (e)	1,442,484
		3,476,225
	Construction Materials – 1.1%
50,473	LafargeHolcim Ltd. (a) (b)	2,297,509
	Containers & Packaging – 1.9%
196,923	SIG Combibloc Group AG (a) (b)	3,937,501
	Diversified Financial Services – 2.3%
510,485	Banca Farmafactoring S.p.A. (a) (b) (c) (d) (e)	2,870,986
843,470	M&G PLC (a) (b)	1,733,693
		4,604,679
	Diversified Telecommunication Services – 4.5%
212,521	Deutsche Telekom AG (a) (b)	3,538,485
359,683	Telefonica S.A. (a) (b)	1,232,119
263,399	Telenor ASA (a) (b)	4,422,146
		9,192,750
	Electric Utilities – 6.7%
49,985	Endesa S.A. (a) (b)	1,336,999
271,611	Enel S.p.A. (a) (b)	2,356,474
365,138	Iberdrola S.A. (a) (b)	4,494,334
344,571	SSE PLC (a) (b)	5,362,963
		13,550,770
	Electrical Equipment – 3.9%
161,450	ABB Ltd. (a) (b)	4,104,681
26,220	Schneider Electric SE (a) (b)	3,259,118
18,673	Siemens Energy AG (b) (c)	503,543
		7,867,342
	Entertainment – 1.1%
82,619	Vivendi S.A. (a) (b)	2,307,456

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food & Staples Retailing – 2.0%
74,978	Koninklijke Ahold Delhaize N.V. (a) (b)	$2,216,195
668,079	Tesco PLC (a) (b)	1,832,746
		4,048,941
	Food Products – 6.3%
40,000	Danone S.A. (a) (b)	2,591,002
85,855	Nestle S.A. (a) (b)	10,217,779
		12,808,781
	Hotels, Restaurants & Leisure – 1.4%
38,587	Sodexo S.A. (a) (b)	2,750,628
	Household Products – 4.5%
63,319	Henkel AG & Co., KGaA (Preference Shares) (a) (b)	6,622,311
25,280	Reckitt Benckiser Group PLC (a) (b)	2,464,935
		9,087,246
	Industrial Conglomerates – 2.3%
37,347	Siemens AG (a) (b)	4,716,519
	Insurance – 11.9%
26,163	Allianz SE (a) (b)	5,021,460
61,792	ASR Nederland N.V. (a) (b)	2,078,269
150,747	AXA S.A. (a) (b)	2,790,022
523,022	Direct Line Insurance Group PLC (a) (b)	1,824,149
8,702	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a) (b)	2,212,200
77,181	NN Group N.V. (a) (b)	2,893,033
142,954	Prudential PLC (a) (b)	2,051,150
15,194	Zurich Insurance Group AG (a) (b)	5,298,380
		24,168,663
	Internet & Direct Marketing Retail – 0.5%
10,624	Prosus N.V. (a) (b) (c)	980,624
	Machinery – 3.1%
258,971	OC Oerlikon Corp. AG (a) (b)	2,062,412
208,707	SKF AB, Class B (a) (b)	4,305,744
		6,368,156
	Media – 1.1%
600,287	Mediaset Espana Comunicacion S.A. (a) (b) (c)	2,223,170
	Metals & Mining – 3.5%
202,168	Anglo American PLC (a) (b)	4,891,172
37,812	Rio Tinto PLC (a) (b)	2,275,242
		7,166,414
	Multi-Utilities – 5.2%
651,785	National Grid PLC (a) (b)	7,486,506
146,809	Veolia Environnement S.A. (a) (b)	3,167,562
		10,654,068
	Oil, Gas & Consumable Fuels – 4.3%
109,665	Frontline Ltd. (a) (b)	722,112
365,405	Repsol S.A. (a) (b)	2,468,536
177,646	Royal Dutch Shell PLC, Class A (a) (b)	2,239,969
94,735	TOTAL SE (a) (b)	3,253,442
		8,684,059

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Paper & Forest Products – 1.5%
102,950	UPM-Kymmene OYJ (a) (b)	$3,133,481
	Personal Products – 2.6%
86,347	Unilever N.V. (a) (b)	5,243,627
	Pharmaceuticals – 15.6%
27,528	Bayer AG (a) (b)	1,698,305
356,087	GlaxoSmithKline PLC (a) (b)	6,675,743
86,845	Novartis AG (a) (b)	7,540,258
56,175	Novo Nordisk A.S., Class B (a) (b)	3,892,062
16,951	Roche Holding AG (a) (b)	5,806,405
61,839	Sanofi (a) (b)	6,197,000
		31,809,773
	Professional Services – 5.3%
68,109	Adecco Group AG (a) (b)	3,593,795
98,445	Bureau Veritas S.A. (a) (b) (c)	2,219,081
1,868	SGS S.A. (a) (b)	5,005,938
		10,818,814
	Semiconductors & Semiconductor Equipment – 2.7%
55,488	BE Semiconductor Industries N.V. (a) (b)	2,378,873
112,552	Infineon Technologies AG (a) (b)	3,172,368
		5,551,241
	Software – 1.4%
18,874	SAP SE (a) (b)	2,939,025
	Tobacco – 2.6%
304,771	Imperial Brands PLC (a) (b)	5,383,325
	Trading Companies & Distributors – 1.2%
38,186	Brenntag AG (a) (b)	2,427,937
	Wireless Telecommunication Services – 4.1%
218,379	Tele2 AB, Class B (a)	3,078,912
4,035,972	Vodafone Group PLC (a) (b)	5,349,401
		8,428,313
	Total Common Stocks	248,547,665
	(Cost $291,665,341)
REAL ESTATE INVESTMENT TRUSTS – 3.3%
	Equity Real Estate Investment Trusts – 3.3%
1,107,517	British Land (The) Co., PLC (a) (b) (c)	4,828,116
159,462	Eurocommercial Properties N.V. (a) (b)	1,847,058
	Total Real Estate Investment Trusts	6,675,174
	(Cost $18,253,693)
	Total Investments – 125.3%	255,222,839
	(Cost $309,919,034) (f)

Number of Contracts	Description	Counterparty	Notional Amount	Exercise Price (Euro)	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.9)%
(450)	EURO STOXX 50 Index	Societe General	$(16,849,563)	€3,425.00	Oct 2020	(15,301)
(430)	EURO STOXX 50 Index	Scotia Bank	(16,100,694)	3,275.00	Nov 2020	(368,032)
(470)	EURO STOXX 50 Index	Societe General	(17,598,432)	3,250.00	Dec 2020	(667,323)

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Number of Contracts	Description	Counterparty	Notional Amount	Exercise Price (Euro)	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(430)	EURO STOXX 50 Index	UBS	$(16,100,694)	€3,375.00	Dec 2020	$(283,838)
(450)	EURO STOXX 50 Index	Societe General	(16,849,563)	3,350.00	Jan 2021	(442,395)
	Total Call Options Written					(1,776,889)
	(Premiums received $3,166,321)

Outstanding Loans – (33.0)%	(67,249,734)
Net Other Assets and Liabilities – 8.6%	17,439,822
Net Assets – 100.0%	$203,636,038

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $254,719,296 or 125.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	All or a portion of these securities are available to serve as collateral for the outstanding loans and call options written.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $15,079,813 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $68,386,576. The net unrealized depreciation was $53,306,763. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows:
ASSETS TABLE
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Electrical Equipment	$ 7,867,342	$ 503,543	$ 7,363,799	$ —
Other industry categories*	240,680,323	—	240,680,323	—
Real Estate Investment Trusts*	6,675,174	—	6,675,174	—
Total Investments	$ 255,222,839	$ 503,543	$ 254,719,296	$—
LIABILITIES TABLE
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (1,776,889)	$ —	$ (1,776,889)	$ —

*	See Portfolio of Investments for industry breakout.
Currency Exposure Diversification	% of Total Investments
Euro	47.9%
British Pound Sterling	25.3
Swiss Franc	20.4
Swedish Krona	2.9
Norwegian Krone	2.0
Danish Krone	1.5
Total	100.0%
Country Allocation(†)	% of Total Investments
United Kingdom	24.9%
Switzerland	21.6
France	15.9
Germany	12.9
Netherlands	8.3
Spain	5.2
Sweden	2.9
Italy	2.0
Norway	1.7
Austria	1.6
Denmark	1.5
Finland	1.2
Bermuda	0.3
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.